Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit | $ / shares	1.94
Maximum Aggregate Offering Price	$ 1,164,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 178.21
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers such number of additional shares of common stock that may become issuable under the Daré Bioscience, Inc. 2022 Stock Incentive Plan, as amended by Amendment No. 1 to Daré Bioscience, Inc. 2022 Stock Incentive Plan (as amended, the “Plan”) by reason of any stock split, stock dividend, recapitalization, or any other similar transaction effected that results in an increase to the number of outstanding shares of the registrant’s common stock.Estimated solely for the purpose of computing the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933.The proposed maximum offering price is based on the average of the high and the low prices per share of the registrant’s common stock as reported on the Nasdaq Capital Market as of a date (August 11, 2025) within five business days prior to the filing of this registration statement.